ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Research and development	$ 1,760	$ 891
Legal and consulting	581	287
License royalties	108	272
Payroll and Reimbursement	727	382
Other	149	74
Total	$ 3,325	$ 1,906